Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents.
Cash and cash equivalents	€ 102,986	€ 117,125	€ 92,413	€ 106,883	€ 119,765	€ 149,408